DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	$ (2,502,878)	$ (8,307,428)
Gross Amounts offset in the Consolidated Statements of Financial Condition	2,269,101	5,280,775
Net Amounts presented in the Consolidated Statements of Financial Condition	(233,777)	(3,026,653)
Total derivatives, Gross Amount of Recognized Liabilities	(2,502,878)	(8,307,428)
Total derivatives, Gross Amounts offset in the Consolidated Statements of Financial Condition	2,269,101	5,280,775
Total derivatives, Net Amounts presented in the Consolidated Statements of Financial Condition	(233,777)	(3,026,653)
Futures
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(1,403,012)	(4,687,776)
Gross Amounts offset in the Consolidated Statements of Financial Condition	1,344,883	4,386,002
Net Amounts presented in the Consolidated Statements of Financial Condition	(58,129)	(301,774)
Futures | Agriculture
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(119,929)	(258,132)
Gross Amounts offset in the Consolidated Statements of Financial Condition	119,929	274,704
Net Amounts presented in the Consolidated Statements of Financial Condition		16,572
Futures | Currencies
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(44,656)	(494,614)
Gross Amounts offset in the Consolidated Statements of Financial Condition	44,656	378,990
Net Amounts presented in the Consolidated Statements of Financial Condition		(115,624)
Futures | Energy
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(35,855)	(413,383)
Gross Amounts offset in the Consolidated Statements of Financial Condition	35,855	442,954
Net Amounts presented in the Consolidated Statements of Financial Condition		29,571
Futures | Interest rates
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(239,106)	(292,476)
Gross Amounts offset in the Consolidated Statements of Financial Condition	184,727	245,882
Net Amounts presented in the Consolidated Statements of Financial Condition	(54,379)	(46,594)
Futures | Metals
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(949,902)	(2,900,138)
Gross Amounts offset in the Consolidated Statements of Financial Condition	949,902	2,661,358
Net Amounts presented in the Consolidated Statements of Financial Condition		(238,780)
Futures | Stock indices
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(13,564)	(329,033)
Gross Amounts offset in the Consolidated Statements of Financial Condition	9,814	382,114
Net Amounts presented in the Consolidated Statements of Financial Condition	(3,750)	53,081
Forwards | Currencies
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(419,377)	(3,032,317)
Gross Amounts offset in the Consolidated Statements of Financial Condition	334,160	764,945
Net Amounts presented in the Consolidated Statements of Financial Condition	(85,217)	(2,267,372)
Options
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(680,489)	(587,335)
Gross Amounts offset in the Consolidated Statements of Financial Condition	590,058	129,828
Net Amounts presented in the Consolidated Statements of Financial Condition	(90,431)	(457,507)
Options | Currencies
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(295,045)	(203,826)
Gross Amounts offset in the Consolidated Statements of Financial Condition	172,223	2,200
Net Amounts presented in the Consolidated Statements of Financial Condition	(122,822)	(201,626)
Options | Energy
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(9,150)	(32,560)
Gross Amounts offset in the Consolidated Statements of Financial Condition	11,100	4,840
Net Amounts presented in the Consolidated Statements of Financial Condition	1,950	(27,720)
Options | Interest rates
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(163,219)	(91,369)
Gross Amounts offset in the Consolidated Statements of Financial Condition	406,735	47,438
Net Amounts presented in the Consolidated Statements of Financial Condition	243,516	(43,931)
Options | Metals
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities		(116,030)
Net Amounts presented in the Consolidated Statements of Financial Condition		(116,030)
Options | Stock indices
Offsetting of Net unrealized loss / market value on open contracts / options:
Gross Amounts of Recognized Liabilities	(213,075)	(143,550)
Gross Amounts offset in the Consolidated Statements of Financial Condition		75,350
Net Amounts presented in the Consolidated Statements of Financial Condition	$ (213,075)	$ (68,200)